Note 6 - Deposits (Details Textual) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Time Deposits, at or Above FDIC Insurance Limit	$ 40,060,000	$ 37,239,000	$ 16,254,000
Related Party Deposit Liabilities	$ 1,579,000	$ 1,419,000	$ 1,479,000